Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Oct. 31, 2013 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 02, 2015 USD ($)	Sep. 21, 2015 USD ($)	Jun. 25, 2015 USD ($)	May 26, 2015 USD ($)	Aug. 12, 2014 USD ($)
Accounting Policies [Line Items]
Number of reportable segments | Segment			1
Cash and cash equivalents maturity Period			Three months or less
Software development cost capitalized			$ 5,500,000	$ 5,400,000	$ 1,200,000
Voting interest			20.00%
Impairment charges on investments		$ 2,600,000
Percentage of voting Interest in one of the minority investments		50.00%
Percentage of voting Interest in one of the minority investments		40.00%
Impairment			$ 0	0
Goodwill			1,207,255,000	1,105,023,000	984,207,000
Impairment charges			0	0
Impairment loss charged to expense			$ 0	0	0
Contract service period			36 months
Reserves for refunds and chargebacks			$ 500,000	600,000
Deferred revenue expected to be refunded			$ 1,800,000	2,200,000
Percentage of deferred revenue refunded within same fiscal month			80.00%
Percentage of deferred revenue refunded within 45 days			92.00%
Sales and marketing costs			$ 145,419,000	146,797,000	117,689,000
Foreign currency transaction gains (losses)			1,900,000	800,000	1,200,000
Unrecognized tax benefits			0	0	0
Interest expense and penalties			0	0	0
Indemnification obligations			0
Indemnification obligations claims outstanding			$ 0
World Wide Web Hosting, LLC [Member]
Accounting Policies [Line Items]
Impairment charges on investments	$ 2,600,000
Goodwill								$ 23,300,000
Minimum [Member]
Accounting Policies [Line Items]
Percentage of voting Interest			20.00%
Voting interest			20.00%
Maximum [Member]
Accounting Policies [Line Items]
Percentage of voting Interest			50.00%
Voting interest			50.00%
IPR&D [Member]
Accounting Policies [Line Items]
Impairment loss charged to expense			$ 0	$ 0	$ 0
IPR&D [Member] | World Wide Web Hosting, LLC [Member]
Accounting Policies [Line Items]
In-process research and development capitalized			$ 0
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Percentage of total revenue			10.00%	10.00%	10.00%
Webzai Ltd [Member]
Accounting Policies [Line Items]
Goodwill										$ 3,000,000
Webzai Ltd [Member] | IPR&D [Member]
Accounting Policies [Line Items]
In-process research and development capitalized			$ 3,200,000	$ 4,600,000						$ 4,600,000
Estimated useful life			4 years
Directi [Member]
Accounting Policies [Line Items]
Goodwill				91,200,000
Directi [Member] | IPR&D [Member]
Accounting Policies [Line Items]
In-process research and development capitalized				$ 0
Verio [Member]
Accounting Policies [Line Items]
Goodwill									$ 1,200,000
Verio [Member] | IPR&D [Member]
Accounting Policies [Line Items]
In-process research and development capitalized			$ 0
Ace Data Centers Inc [Member]
Accounting Policies [Line Items]
Goodwill							$ 62,200,000
Ace Data Centers Inc [Member] | IPR&D [Member]
Accounting Policies [Line Items]
In-process research and development capitalized			0
Ecommerce, LLC [Member]
Accounting Policies [Line Items]
Goodwill						$ 16,700,000
Ecommerce, LLC [Member] | IPR&D [Member]
Accounting Policies [Line Items]
In-process research and development capitalized			$ 0